Document and Entity Information	Sep. 26, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 26, 2024
Entity Registrant Name	Comcast Corporation
Entity Incorporation State Country Code	PA
Entity File Number	001-32871
Entity Tax Identification Number	27-0000798
Entity Address Address Line 1	One Comcast Center
Entity Address City Or Town	Philadelphia
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19103-2838
City Area Code	215
Local Phone Number	286-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001166691
Class A Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	CMCSA
Security Exchange Name	NASDAQ
Notes 0.000 percent Due 2026 [Member]
Document Information [Line Items]
Security 12b Title	0.000% Notes due 2026
Trading Symbol	CMCS26
Security Exchange Name	NASDAQ
0.250% Notes Due 2027 [Member]
Document Information [Line Items]
Security 12b Title	0.250% Notes due 2027
Trading Symbol	CMCS27
Security Exchange Name	NASDAQ
1.500% Notes Due 2029 [Member]
Document Information [Line Items]
Security 12b Title	1.500% Notes due 2029
Trading Symbol	CMCS29
Security Exchange Name	NASDAQ
0.250% Notes due 2029 [Member]
Document Information [Line Items]
Security 12b Title	0.250% Notes due 2029
Trading Symbol	CMCS29A
Security Exchange Name	NASDAQ
0.750% Notes Due 2032 [Member]
Document Information [Line Items]
Security 12b Title	0.750% Notes due 2032
Trading Symbol	CMCS32
Security Exchange Name	NASDAQ
1.875% Notes Due 2036 [Member]
Document Information [Line Items]
Security 12b Title	1.875% Notes due 2036
Trading Symbol	CMCS36
Security Exchange Name	NASDAQ
1.250% Notes Due 2040 [Member]
Document Information [Line Items]
Security 12b Title	1.250% Notes due 2040
Trading Symbol	CMCS40
Security Exchange Name	NASDAQ
5.50% Notes Due 2029 [Member]
Document Information [Line Items]
Security 12b Title	5.50% Notes due 2029
Trading Symbol	CCGBP29
Security Exchange Name	NYSE
Exchangeable Subordinated Debentures 2.0% Due 2029 [Member]
Document Information [Line Items]
Security 12b Title	2.0% Exchangeable Subordinated Debentures due 2029
Trading Symbol	CCZ
Security Exchange Name	NYSE